MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Defined contribution plan expenses	$ 4,087,334	$ 3,130,308	$ 3,142,213
Aggregate balance of statutory common reserves	17,720,748	$ 20,190,729	$ 16,803,191
Restrictions of statutory reserves	$ 213,794,097